UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21824

Mount Vernon Securities Lending Trust
(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

Brett L. Agnew, Assistant Secretary
800 Nicollet Mall, BC-MN-H05F
Minneapolis, MN 55402
(Name and address of agent for service)

(612) 303-7557
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2007

Date of reporting period: March 31, 2007

Item 1—Schedule of Investments

Schedule of Investments March 31, 2007 (unaudited), all dollars are rounded to thousands (000)

Mount Vernon Securities Lending Trust Prime Portfolio

DESCRIPTION	PAR	VALUE †

Commercial Paper (a) - 29.9%
Asset-Backed - 10.9%
Antalis Funding
5.360%, 04/10/2007	$250,000	$249,665
Chesham Finance
5.460%, 04/02/2007	480,250	480,177
Concord Minutemen Capital
5.300%, 04/04/2007	164,500	164,500
5.300%, 04/10/2007	60,350	60,350
5.300%, 04/11/2007	50,000	50,000
5.300%, 04/11/2007	55,000	55,000
5.300%, 04/12/2007	54,000	54,000
5.310%, 04/13/2007	144,000	144,000
Fenway Funding
5.300%, 04/03/2007	181,000	180,947
Laguna
5.260%, 04/10/2007	10,000	9,987
5.290%, 04/30/2007	60,000	59,744
5.290%, 05/16/2007	21,000	20,861
5.270%, 05/31/2007	30,000	29,737
5.270%, 05/31/2007	56,000	55,508
Liquid Funding
5.320%, 04/10/2007 (b)	75,000	74,986
5.300%, 04/30/2007 (b)	15,000	15,000
Total Asset-Backed		1,704,462

Secured Liquidity Notes - 19.0%
KKR Atlantic
5.310%, 04/23/2007	175,000	174,432
5.310%, 04/27/2007	217,000	216,168
LEAFS LLC
5.320%, 04/20/2007 (b)	124,179	124,179
5.320%, 04/20/2007 (b)	49,533	49,533
Mitten
5.520%, 04/02/2007	39,000	38,994
5.310%, 04/12/2007	89,000	88,856
5.330%, 04/12/2007	152,000	151,752
5.330%, 04/12/2007	6,000	5,990
Ocala Funding
5.320%, 04/16/2007	132,000	131,707
5.320%, 04/17/2007	134,187	133,870
5.310%, 04/20/2007	136,000	135,619
5.320%, 04/20/2007	97,500	97,226
5.290%, 05/18/2007	112,000	111,226
5.320%, 06/04/2007	75,000	74,291
Rams Funding
5.300%, 04/03/2007	142,000	141,958
5.300%, 04/05/2007	127,072	126,997
5.300%, 04/11/2007	40,000	39,941
5.300%, 04/12/2007	130,578	130,366
5.310%, 04/13/2007	153,325	153,054
5.310%, 04/18/2007	22,000	21,945
5.310%, 04/24/2007	96,000	95,674
Stratford
5.290%, 04/03/2007	85,000	84,975
5.300%, 04/05/2007	50,000	49,971
5.300%, 04/09/2007	50,000	49,941
5.310%, 04/30/2007	99,000	98,577
Thornburg Mortgage Capital
5.290%, 04/05/2007	55,000	54,968

5.300%, 04/05/2007 (b)	70,000	69,992
5.300%, 04/13/2007	32,000	31,943
Valcour Bay Capital
5.310%, 04/05/2007	51,256	51,226
5.310%, 04/12/2007	55,000	54,911
5.315%, 04/12/2007	92,000	91,851
5.310%, 04/13/2007	16,500	16,471
5.320%, 04/18/2007	85,000	84,786
Total Secured Liquidity Notes		2,983,390
Total Commercial Paper
(Cost $4,687,852)		4,687,852

Structured Notes - 9.6%
Americredit Automobile Receivable Trust
5.348%, 04/06/2007	232	232
Carlyle Loan Investment Limited
5.370%, 04/15/2007 (a) (b)	85,000	85,000
5.405%, 06/15/2007 (a) (b)	50,000	50,000
Castle Hill
5.380%, 06/16/2007 (b)	50,840	50,840
CCN Independence
5.400%, 04/16/2007 (a) (b)	30,000	30,000
5.400%, 04/16/2007 (a) (b)	35,400	35,400
CCN Orchard Park
5.400%, 04/06/2007 (a) (b)	29,000	29,000
Cheyne High Grade ABS
5.370%, 05/10/2007 (a) (b)	50,000	50,000
Duke Funding
5.290%, 04/05/2007 (a)	100,000	99,941
5.300%, 04/06/2007 (a) (b)	125,000	124,998
5.430%, 04/08/2007 (a) (b)	106,550	106,550
5.295%, 04/13/2007 (a)	40,000	39,929
5.300%, 04/20/2007 (a)	28,000	27,922
5.300%, 04/30/2007 (a)	18,000	17,923
Household Automotive Trust
5.362%, 04/17/2007	9,894	9,894
Lakeside Funding
5.330%, 04/10/2007 (a)	145,000	145,000
Paragon Mortgages
5.300%, 04/15/2007 (a) (b)	24,073	24,073
5.300%, 04/15/2007 (a) (b)	43,924	43,924
5.310%, 04/15/2007 (a) (b)	98,474	98,474
Premium Asset Trust
5.470%, 04/02/2007 (a) (b)	191,600	191,600
PYXIS
5.330%, 04/20/2007 (a) (b)	50,000	50,000
5.340%, 04/20/2007 (a) (b)	40,000	40,000
5.370%, 05/29/2007 (a) (b)	50,000	50,000
Shiprock Finance
5.390%, 04/30/2007 (a) (b)	100,000	100,000
Total Structured Notes
(Cost $1,500,700)		1,500,700

Extendible Floating Rate Corporate Notes (b) - 9.1%
Bayerische Landesbank NY
5.370%, 04/24/2007	188,150	188,150
Dekabank Deutsche Girozentrale
5.380%, 04/19/2007 (a)	76,050	76,050
Depfa Bank
5.395%, 06/15/2007 (a)	128,168	128,167
General Electric Capital
5.445%, 04/10/2007	50,000	50,000
5.445%, 04/17/2007	52,110	52,110
HBOS Treasury Services
5.390%, 04/02/2007 (a)	101,055	101,055

Jackson National Life Funding
5.390%, 04/16/2007 (a)	76,050	76,050
Kaupthing Bank
5.400%, 04/20/2007 (a)	204,220	204,220
Merrill Lynch
5.400%, 04/04/2007	126,050	126,050
5.570%, 04/11/2007	52,110	52,110
MetLife Global Funding
5.410%, 04/16/2007 (a)	80,840	80,840
5.420%, 04/30/2007 (a)	105,140	105,140
Morgan Stanley
5.380%, 04/16/2007	26,050	26,050
5.410%, 04/27/2007	76,060	76,060
WestLB AG
5.380%, 04/10/2007 (a)	76,060	76,060
Total Extendible Floating Rate Corporate Notes
(Cost $1,418,112)		1,418,112

Floating Rate Corporate Notes (b) - 3.5%
AllState Life Global Funding II
5.360%, 04/16/2007 (a)	100,000	100,000
5.410%, 04/16/2007 (a)	100,000	100,000
Genworth Life Insurance
5.310%, 04/11/2007 (a)	50,000	50,000
Jefferson Pilot
5.394%, 04/17/2007	76,060	76,060
JP Morgan Master Note
5.518%, 04/02/2007	100,000	100,000
Kommunalkredit
5.340%, 04/23/2007 (a)	75,000	75,000
PRICOA Global Funding
5.310%, 04/27/2007 (a)	50,000	50,000
Total Floating Rate Corporate Notes
(Cost $551,060)		551,060

Certificate of Deposit (b) - 1.1%
Natixis
5.603%, 04/02/2007
(Cost $175,000)	175,000	175,000

Floating Rate Funding Agreements (b) (c) - 0.8%
Genworth Life Insurance Company
5.440%, 04/19/2007 (a)	31,266	31,266
ING USA Annuity
5.410%, 04/12/2007	50,000	50,000
5.410%, 05/25/2007	50,000	50,000
Total Floating Rate Funding Agreements
(Cost $131,266)		131,266

Money Market Fund - 0.0%	SHARES
Short Term Investments Trust Liquid Assets Portfolio
(Cost $2,425)	2,425,455	2,425

Repurchase Agreements - 46.1%	PAR
ABN AMRO
5.488%, dated 03/30/2007, matures 04/02/2007, repurchase price $50,023 (collateralized by various securities: Total market value $52,500)	$50,000	50,000
5.488%, dated 03/30/2007, matures 04/02/2007, repurchase price $50,023 (collateralized by various securities: Total market value $52,500)	50,000	50,000
5.488%, dated 03/30/2007, matures 04/02/2007, repurchase price $50,023 (collateralized by various securities: Total market value $52,500)	50,000	50,000
5.488%, dated 03/30/2007, matures 04/02/2007, repurchase price $625,286 (collateralized by various securities: Total market value $656,840)	625,000	625,000

Barclays
5.488%, dated 03/30/2007, matures 04/02/2007, repurchase price $100,046 (collateralized by various securities: Total market value $110,000)	100,000	100,000
Bear Stearns
5.563%, dated 03/30/2007, matures 04/02/2007, repurchase price $30,014 (collateralized by various securities: Total market value $30,904)	30,000	30,000
5.563%, dated 03/30/2007, matures 04/02/2007, repurchase price $40,019 (collateralized by various securities: Total market value $40,973)	40,000	40,000
5.563%, dated 03/30/2007, matures 04/02/2007, repurchase price $700,324 (collateralized by various securities: Total market value $741,452)	700,000	700,000
Cantor Fitzgerald
5.380%, dated 03/30/2007, matures 04/02/2007, repurchase price $150,067 (collateralized by U.S. Government securities: Total market value $154,014)	150,000	150,000
Citigroup
5.488%, dated 03/30/2007, matures 04/02/2007, repurchase price $50,023 (collateralized by various securities: Total market value $51,078)	50,000	50,000
5.488%, dated 03/30/2007, matures 04/02/2007, repurchase price $200,091 (collateralized by various securities: Total market value $210,000)	200,000	200,000
5.508%, dated 03/30/2007, matures 04/02/2007, repurchase price $200,092 (collateralized by various securities: Total market value $218,257)	200,000	200,000
5.518%, dated 03/30/2007, matures 04/02/2007, repurchase price $150,069 (collateralized by various securities: Total market value $156,827)	150,000	150,000
5.518%, dated 03/30/2007, matures 04/02/2007, repurchase price $175,080 (collateralized by various securities: Total market value $183,637)	175,000	175,000
5.538%, dated 03/30/2007, matures 04/02/2007, repurchase price $150,069 (collateralized by various securities: Total market value $157,500)	150,000	150,000
Credit Suisse
5.380%, dated 03/30/2007, matures 04/02/2007, repurchase price $50,022 (collateralized by U.S. Government securities: Total market value $51,001)	50,000	50,000
5.488%, dated 03/30/2007, matures 04/02/2007, repurchase price $35,016 (collateralized by various securities: Total market value $36,754)	35,000	35,000
5.518%, dated 03/30/2007, matures 04/02/2007, repurchase price $730,336 (collateralized by various securities: Total market value $803,004)	730,000	730,000
Deutsche Bank
5.488%, dated 03/30/2007, matures 04/02/2007, repurchase price $150,069 (collateralized by various securities: Total market value $157,500)	150,000	150,000
5.538%, dated 03/30/2007, matures 04/02/2007, repurchase price $50,023 (collateralized by various securities: Total market value $52,500)	50,000	50,000
5.538%, dated 03/30/2007, matures 04/02/2007, repurchase price $50,023 (collateralized by various securities: Total market value $52,500)	50,000	50,000
Goldman Sachs
5.558%, dated 03/30/2007, matures 04/02/2007, repurchase price $50,023 (collateralized by various securities: Total market value $53,500)	50,000	50,000
5.588%, dated 03/30/2007, matures 04/02/2007, repurchase price $20,009 (collateralized by various securities: Total market value $20,409)	20,000	20,000
5.588%, dated 03/30/2007, matures 04/02/2007, repurchase price $40,019 (collateralized by various securities: Total market value $40,817)	40,000	40,000
5.588%, dated 03/30/2007, matures 04/02/2007, repurchase price $650,303 (collateralized by various securities: Total market value $663,266)	650,000	650,000
Greenwich
5.420%, dated 03/30/2007, matures 04/02/2007, repurchase price $300,136 (collateralized by U.S. Government securities: Total market value $306,000)	300,000	300,000
JP Morgan Chase
5.440%, dated 03/30/2007, matures 04/02/2007, repurchase price $75,034 (collateralized by various securities: Total market value $78,751)	75,000	75,000
Lehman Brothers
5.500%, dated 03/30/2007, matures 04/02/2007, repurchase price $10,005 (collateralized by various securities: Total market value $10,200)	10,000	10,000
5.500%, dated 03/30/2007, matures 04/02/2007, repurchase price $17,008 (collateralized by various securities: Total market value $17,340)	17,000	17,000
5.500%, dated 03/30/2007, matures 04/02/2007, repurchase price $35,016 (collateralized by various securities: Total market value $35,700)	35,000	35,000
5.500%, dated 03/30/2007, matures 04/02/2007, repurchase price $51,023 (collateralized by various securities: Total market value $52,020)	51,000	51,000
5.518%, dated 03/30/2007, matures 04/02/2007, repurchase price $40,018 (collateralized by various securities: Total market value $42,002)	40,000	40,000
5.518%, dated 03/30/2007, matures 04/02/2007, repurchase price $50,023 (collateralized by various securities: Total market value $52,504)	50,000	50,000

5.518%, dated 03/30/2007, matures 04/02/2007, repurchase price $60,028 (collateralized by various securities: Total market value $63,004)				60,000	60,000
5.588%, dated 03/30/2007, matures 04/02/2007, repurchase price $50,023 (collateralized by various securities: Total market value $51,000)				50,000	50,000
5.588%, dated 03/30/2007, matures 04/02/2007, repurchase price $200,093 (collateralized by various securities: Total market value $204,000)				200,000	200,000
5.588%, dated 03/30/2007, matures 04/02/2007, repurchase price $200,093 (collateralized by various securities: Total market value $204,000)				200,000	200,000
Merrill Lynch
5.370%, dated 03/30/2007, matures 04/02/2007, repurchase price $5,002 (collateralized by U.S. Government securities: Total market value $5,102)				5,000	5,000
5.370%, dated 03/30/2007, matures 04/02/2007, repurchase price $10,004 (collateralized by U.S. Government securities: Total market value $10,204)				10,000	10,000
5.478%, dated 03/30/2007, matures 04/02/2007, repurchase price $25,011 (collateralized by various securities: Total market value $26,251)				25,000	25,000
5.478%, dated 03/30/2007, matures 04/02/2007, repurchase price $95,043 (collateralized by various securities: Total market value $99,752)				95,000	95,000
5.488%, dated 03/30/2007, matures 04/02/2007, repurchase price $75,034 (collateralized by various securities: Total market value $78,750)				75,000	75,000
5.498%, dated 03/30/2007, matures 04/02/2007, repurchase price $75,034 (collateralized by various securities: Total market value $78,754)				75,000	75,000
5.498%, dated 03/30/2007, matures 04/02/2007, repurchase price $150,069 (collateralized by various securities: Total market value $157,501)				150,000	150,000
Morgan Stanley
5.430%, dated 03/30/2007, matures 04/02/2007, repurchase price $4,002 (collateralized by U.S. Government securities: Total market value $4,097)				4,000	4,000
5.430%, dated 03/30/2007, matures 04/02/2007, repurchase price $24,011 (collateralized by U.S. Government securities: Total market value $24,582)				24,000	24,000
5.430%, dated 03/30/2007, matures 04/02/2007, repurchase price $32,014 (collateralized by U.S. Government securities: Total market value $32,747)				32,000	32,000
5.430%, dated 03/30/2007, matures 04/02/2007, repurchase price $194,088 (collateralized by U.S. Government securities: Total market value $197,880)				194,000	194,000
5.430%, dated 03/30/2007, matures 04/02/2007, repurchase price $301,136 (collateralized by U.S. Government securities: Total market value $308,280)				301,000	301,000
5.458%, dated 03/30/2007, matures 04/02/2007, repurchase price $290,132 (collateralized by various securities: Total market value $297,136)				290,000	290,000
5.508%, dated 03/30/2007, matures 04/02/2007, repurchase price $300,138 (collateralized by various securities: Total market value $315,886)				300,000	300,000
Total Repurchase Agreements
(Cost $7,213,000)					7,213,000

Total Investments - 100.1%
(Cost $15,679,415)					15,679,415
Other Assets and Liabilities, Net - (0.1)%					(22,088)
Total Net Assets - 100.0%					$15,657,327

†
Security valuations for the portfolio’s investments are stated at amortized cost, which approximates market value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the 1940 Act, the market values of the securities held in the portfolio are determined weekly using prices supplied by the portfolio's pricing services. These values are then compared to the securities' amortized cost. Securities whose market price varies by more than 0.5% are identified and validated with the pricing agent. If the difference between the aggregate market price and aggregate amortized cost of all securities held by the portfolio exceeds 50% of the allowable 0.5% threshold, the portfolio's administrator will notify the portfolio's Board of Trustees. The Board of Trustees will then determine what action, if any, to take.

(a)
Security sold within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." These securities have been determined to be liquid under the guidelines established by the Board of Trustees. As of March 31, 2007, the value of these investments was $7,381,434 or 47.1% of total net assets.

(b)	Variable Rate Security - The rate shown is the rate in effect as of March 31, 2007. The date shown is the next reset date.

(c)	Security is considered illiquid. As of March 31, 2007, the value of these investments was $131,266 or 0.8% of total net assets. Information concerning illiquid securities is as follows:
Security	Par	Date Acquired	Cost Basis
Genworth Life Insurance Company	$31,266	4/2006	$31,266
ING USA Annuity
5.410%, 04/12/2007	50,000	1/2007	50,000
5.410%, 05/25/2007	50,000	3/2007	50,000

Schedule of Investments March 31, 2007 (unaudited), all dollars are rounded to thousands (000)

Mount Vernon Securities Lending Trust Short-Term Bond Portfolio

DESCRIPTION	PAR	VALUE †

Commercial Paper (a) - 21.3%
Asset-Backed - 10.2%
Antalis Funding
5.360%, 04/10/2007	$129,500	$129,327
Chesham Finance
5.460%, 04/02/2007	126,000	125,981
Concord Minutemen Capital
5.300%, 04/05/2007	65,100	65,100
5.300%, 04/10/2007	21,000	21,000
5.300%, 04/12/2007	16,000	16,000
Total Asset-Backed		357,408

Secured Liquidity Notes - 11.1%
LEAFS LLC
5.320%, 04/20/2007 (b)	41,724	41,724
Mitten
5.330%, 04/12/2007	17,000	16,972
Ocala Funding
5.320%, 04/17/2007	25,000	24,941
5.290%, 05/18/2007	50,000	49,655
Rams Funding
5.300%, 04/11/2007	72,000	71,894
5.300%, 04/12/2007	20,000	19,968
Stratford
5.300%, 04/05/2007	48,000	47,972
Thornburg Mortgage Capital
5.300%, 04/05/2007 (b)	30,000	29,996
Valcour Bay Capital
5.310%, 04/12/2007	20,000	19,967
5.315%, 04/12/2007	8,000	7,987
5.310%, 05/04/2007	50,000	49,757
5.290%, 05/16/2007	9,000	8,940
Total Secured Liquidity Notes		389,773
Total Commercial Paper
(Cost $747,181)		747,181

Floating Rate Corporate Notes (b) - 16.8%
American Express Bank
5.380%, 04/20/2007	45,000	45,000
American Express Credit
5.380%, 04/10/2007	30,000	30,000
Credit Suisse
5.608%, 04/02/2007	50,000	50,000
General Electric Capital
5.558%, 04/02/2007	60,000	60,000
5.568%, 04/02/2007	35,000	35,000
Goldman Sachs Group
5.410%, 04/23/2007	50,000	50,000
Jefferson Pilot
5.394%, 04/17/2007 (a)	23,940	23,940
JP Morgan Master Note
5.518%, 04/02/2007	100,000	100,000
Lehman Brothers Holding
5.390%, 04/23/2007	40,000	40,000
MBIA Global Funding
5.538%, 04/02/2007	50,000	50,000
PYXIS
5.340%, 04/20/2007 (a)	35,000	35,000

SLM Corp.
5.648%, 04/02/2007	75,000	75,000
Total Floating Rate Corporate Notes
(Cost $593,940)		593,940

Extendible Floating Rate Corporate Notes (b) - 16.4%
Bayerische Landesbank NY
5.370%, 04/24/2007	48,850	48,850
Dekabank Deutsche Girozentrale
5.380%, 04/19/2007 (a)	23,950	23,950
Depfa Bank
5.395%, 06/15/2007	71,832	71,842
General Electric Capital
5.445%, 04/17/2007	47,890	47,890
HBOS Treasury Services
5.390%, 04/02/2007 (a)	23,945	23,945
Jackson National Life Funding
5.390%, 04/16/2007	23,950	23,950
Kaupthing Bank
5.400%, 04/20/2007 (a)	95,780	95,780
Merrill Lynch
5.400%, 04/04/2007	23,950	23,950
5.570%, 04/11/2007	47,890	47,890
MetLife Global Funding
5.410%, 04/16/2007 (a)	19,160	19,160
5.420%, 04/30/2007 (a)	25,860	25,860
Monumental Global Funding
5.598%, 04/02/2007	50,000	50,000
Morgan Stanley
5.380%, 04/16/2007	23,950	23,950
5.410%, 04/27/2007	23,940	23,940
WestLB AG
5.380%, 04/10/2007 (a)	23,940	23,940
Total Extendible Floating Rate Corporate Notes
(Cost $574,887)		574,897

Structured Notes - 9.7%
Castle Hill
5.380%, 06/16/2007 (b)	19,160	19,160
CCN Independence
5.400%, 04/16/2007 (a) (b)	29,800	29,800
5.400%, 04/16/2007 (a) (b)	30,000	30,000
CCN Orchard Park
5.400%, 04/06/2007 (a) (b)	40,064	40,064
5.400%, 04/10/2007 (a) (b)	64,668	64,668
Duke Funding
5.430%, 04/08/2007 (a) (b)	23,950	23,950
5.295%, 04/13/2007	56,000	55,901
Lakeside Funding
5.330%, 04/10/2007 (a)	74,000	74,000
Premium Asset Trust
5.470%, 04/02/2007 (a) (b)	2,400	2,400
Total Structured Notes
(Cost $339,943)		339,943

Certificate of Deposit - 2.1%
Natixis
5.603%, 04/02/2007 (b)
(Cost $75,000)	75,000	75,000

Collateralized Mortgage Obligation, Asset Backed (a) (b) - 1.6%
Whitehawk Funding
Series 2004-1A, Class A1H
5.405%, 06/15/2007
(Cost $55,000)	55,000	55,000

Structured Investment Vehicle (a) (b) - 1.4%
CC USA
5.515%, 04/02/2007
(Cost $49,979)	50,000	49,979

Floating Rate Funding Agreement (a) (b) (c) - 0.8%
Genworth Life Insurance Company
5.440%, 04/19/2007
(Cost $28,734)	28,734	28,734

Money Market Fund - 0.2%	SHARES
Short Term Investments Trust Liquid Assets Portfolio
(Cost $6,549)	6,549,457	6,549

Repurchase Agreements - 29.7%	PAR
Bear Stearns
5.538%, dated 03/30/2007, matures 04/02/2007, repurchase price $50,023 (collateralized by various securities: Total market value $51,167)	$50,000	50,000
5.563%, dated 03/30/2007, matures 04/02/2007, repurchase price $125,058 (collateralized by various securities:Total market value $132,023)	125,000	125,000
Citigroup
5.518%, dated 03/30/2007, matures 04/02/2007, repurchase price $75,034 (collateralized by various securities: Total market value $78,228)	75,000	75,000
Credit Suisse
5.488%, dated 03/30/2007, matures 04/02/2007, repurchase price $10,005 (collateralized by various securities: Total market value $10,200)	10,000	10,000
5.488%, dated 03/30/2007, matures 04/02/2007, repurchase price $10,005 (collateralized by various securities: Total market value $10,203)	10,000	10,000
5.488%, dated 03/30/2007, matures 04/02/2007, repurchase price $5,002 (collateralized by various securities: Total market value $5,104)	5,000	5,000
5.488%, dated 03/30/2007, matures 04/02/2007, repurchase price $4,002 (collateralized by various securities: Total market value $4,083)	4,000	4,000
5.488%, dated 03/30/2007, matures 04/02/2007, repurchase price $15,007 (collateralized by various securities: Total market value $15,752)	15,000	15,000
5.488%, dated 03/30/2007, matures 04/02/2007, repurchase price $20,009 (collateralized by various securities: Total market value $21,002)	20,000	20,000
5.518%, dated 03/30/2007, matures 04/02/2007, repurchase price $30,014 (collateralized by various securities: Total market value $33,003)	30,000	30,000
5.518%, dated 03/30/2007, matures 04/02/2007, repurchase price $8,004 (collateralized by various securities: Total market value $8,801)	8,000	8,000
5.518%, dated 03/30/2007, matures 04/02/2007, repurchase price $350,161 (collateralized by various securities: Total market value $385,001)	350,000	350,000
Goldman Sachs
5.588%, dated 03/30/2007, matures 04/02/2007, repurchase price $120,056 (collateralized by various securities: Total market value $122,450)	120,000	120,000
Lehman Brothers
5.500%, dated 03/30/2007, matures 04/02/2007, repurchase price $18,008 (collateralized by various securities: Total market value $18,360)	18,000	18,000
5.588%, dated 03/30/2007, matures 04/02/2007, repurchase price $100,047 (collateralized by various securities: Total market value $102,000)	100,000	100,000
Merrill Lynch
5.478%, dated 03/30/2007, matures 04/02/2007, repurchase price $15,007 (collateralized by various securities: Total market value $15,752)	15,000	15,000
5.498%, dated 03/30/2007, matures 04/02/2007, repurchase price $20,009 (collateralized by various securities: Total market value $20,404)	20,000	20,000
5.498%, dated 03/30/2007, matures 04/02/2007, repurchase price $30,014 (collateralized by various securities: Total market value $31,505)	30,000	30,000

Morgan Stanley
5.508%, dated 03/30/2007, matures 04/02/2007, repurchase price $39,018 (collateralized by various securities: Total market value $41,740)				39,000	39,000
Total Repurchase Agreements
(Cost $1,044,000)					1,044,000

Total Investments - 100.0%
(Cost $3,515,213)					3,515,223
Other Assets and Liabilities, Net - (0.0)%					(1,663)
Total Net Assets - 100.0%					$3,513,560

†
Security valuations for the portfolio’s investments are furnished by an independent pricing service that has been approved by the portfolio’s Board of Trustees. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the portfolio’s Board of Trustees. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of March 31, 2007, the portfolio held no fair valued securities.

(a)
Security purchased within terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." These securities have been determined to be liquid under guidelines established by the portfolio's Board of Trustees. As of March 31, 2007, the value of these investments was $1,473,295 or 41.9% of total net assets.

(b)	Variable Rate Security - The rate shown is the rate in effect as of March 31, 2007. The date shown is the next reset date.

(c)	Security considered illiquid. As of March 31, 2007, the value of this investment was $28,734 or 0.8% of total net assets. Information concerning illiquid securities is as follows:

Security	Par	Date Acquired	Cost Basis
Genworth Life Insurance Company	$28,734	4/2006	$28,734

Item 2—Controls and Procedures

(a)
The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b)
There were no changes in the registrant’s internal control over financial reporting that occurred during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

Certifications of the Principal Executive and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mount Vernon Securities Lending Trust

By: /s/ Thomas S. Schreier, Jr.
 Thomas S. Schreier, Jr.
 President

Date: May 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Thomas S. Schreier, Jr.
 Thomas S. Schreier, Jr.
 President

Date: May 29, 2007

By: /s/ Charles D. Gariboldi, Jr.
 Charles D. Gariboldi, Jr.
 Treasurer

Date: May 29, 2007